Subsequent Events (Narrative) (Details) (USD $)		0 Months Ended		3 Months Ended	6 Months Ended
	Jul. 29, 2013 Subsequent Event [Member]	Jul. 10, 2013 Masters Inn In Tampa, Florida [Member] room	Jul. 18, 2013 Quality Inn, Minocqua, Wisconsin [Member] room	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member] Subsequent Event [Member]	May 31, 2013 Maximum [Member]	May 31, 2013 Minimum [Member]
Subsequent Event [Line Items]
Number of hotel rooms		117	51
Proceeds from sale of property held for sale		$ 800,000	$ 1,300,000
Required minimum after dividend fixed charge coverage ratio				95.00%
After dividend fixed charge coverage ratio				88.00%
Payment for waver for covenant non compliance					$ 107,500
Before dividend fixed charge coverage ratio					105.00%	120.00%
Number of shares of reverse split to combine into one share	8						8	4